Derivatives and hedging (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive loss	$ (1,531)	$ 99
Foreign Exchange Contract | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount	56,500		$ 54,000
Fair value of outstanding put and call option forward contracts, asset	$ 5,817		$ 1,413